Trade and Other Payables - Summary of Trade and Other Payables (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Trade and other payables [abstract]
Accounts payable and accrued liabilities	$ 19,754,628	$ 847,121
Other taxation and social security payable	114,590	10,892
Deferred income	15,299	23,111
Other payables		24,008
Total trade and other payables	$ 19,884,517	$ 905,132